Stock-Based Compensation - RSUs and PSUs, Other Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RSUs and PSUs
Stock-Based Compensation
Tax benefits realized in connection with vesting and release of awards	$ 249	$ 175	$ 139
Restricted Stock Units
Stock-Based Compensation
Fair value of stock units granted	1,288	1,195	1,220
Fair value of stock units vested	801	549	478
Performance Share Units
Stock-Based Compensation
Fair value of stock units granted	136	201	186
Fair value of stock units vested	$ 77	$ 75	$ 86